Long-Term Debt	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Long-Term Debt
15.	LONG-TERM DEBT

Long-term debt consisted of the following:

	December 31,	December 31,
	2019	2018
Funding program loans from European Investment Bank:
3.05% due 2020, floating interest rate at Libor + 1.099%	13	25
2.84% due 2020, floating interest rate at Libor + 0.956%	28	55
0.41% due 2020, floating interest rate at Euribor + 0.817%	14	29
2.46% due 2021, floating interest rate at Libor + 0.525%	60	90
2.48% due 2021, floating interest rate at Libor + 0.572%	58	86
0.24% due 2028, floating interest rate at Euribor + 0.589%	258	292
0.21% due 2029, floating interest rate at Euribor + 0.564%	275	—
Dual tranche senior unsecured convertible bonds
Zero-coupon, due 2022 (Tranche A)	700	681
0.25% due 2024 (Tranche B)	654	635
Other funding program loans:
0.31% (weighted average), due 2020-2023, fixed interest rate	12	16
Other long-term loans:
0.87% (weighted average), due 2020, fixed interest rate	—	1
Total long-term debt	2,072	1,910
Less current portion	(173)	(146)
Total long-term debt, less current portion	1,899	1,764

Long-term debt is denominated in the following currencies:

	December 31, 2019	December 31, 2018
U.S. dollar	1,513	1,572
Euro	559	338
Total	2,072	1,910

On July 3, 2014, the Company issued $1,000 million principal amount of dual tranche senior unsecured convertible bonds (Tranche A for $600 million and Tranche B for $400 million), due 2019 and 2021, respectively.  Tranche A bonds were issued as zero-coupon bonds while Tranche B bonds bore a 1% per annum nominal interest, payable semi-annually.  The conversion price at issuance was approximately $12, equivalent to a 30% and a 31% premium, respectively, on each tranche.  On October 3, 2016, the conversion price was adjusted up to 1.24% on each tranche, pursuant to a dividend adjustment symmetric provision, which corresponded to 16,491 and 16,366 equivalent shares per each $200,000 bond par value for Tranche A and Tranche B, respectively.  On October 2, 2017, the conversion price was adjusted up to 1.16% on Tranche B, pursuant to a dividend adjustment symmetric provision, which corresponded to 16,178 equivalent shares per each $200,000 bond par value.  The bonds were convertible by the bondholders or were callable by the issuer upon certain conditions, in both cases on a full-cash, full-shares or net-share settlement basis at issuer’s decision.  The net proceeds from the bond offering were approximately $994 million, after deducting issuance costs payable by the Company.  Proceeds were allocated between debt and equity by measuring first the liability component and then determining the equity component as a residual amount.  The liability component was measured at fair value based on a discount rate adjustment technique (income approach), which corresponded to a Level 3 fair value hierarchy measurement.  The fair value of the liability component at initial recognition totaled $878 million and was estimated by calculating the present value of cash flows using a discount rate of 2.40% and 3.22% (including 1% per annum nominal interest), respectively, on each tranche, which were determined to be consistent with the market rates at the time for similar instruments with no conversion rights.  An amount of $121 million, net of allocated issuance costs of $1 million, was recorded in shareholders’ equity as the value of the conversion features of the instruments.

In the second quarter of 2017, the Company issued a redemption notice to inform bondholders of the early redemption of the Tranche A bonds in July 2017.  As a consequence, bondholders exercised their conversion rights for $598 million nominal value on the total of $600 million of the Tranche A.  The remainder amount of $2 million was early redeemed in cash by the Company.  Each conversion exercised by the bondholders was net-share settled, upon the Company’s election.  As a result, the Company settled $600 million in cash and approximately 13.0 million shares from treasury shares.  The Company allocated the total consideration transferred between debt and equity by measuring at fair value the liability component of Tranche A prior to settlement then determining the equity component as a residual amount.  The liability component was measured at fair value based on a discount rate adjustment technique (income approach), which corresponded to a Level 3 fair value hierarchy measurement and consisted in calculating the present value of cash flows using an average estimated discount rate of 2.09%, which corresponds to current market rates for similar bonds that have no conversion rights.  The fair value of the liability component, as measured prior to extinguishment was $574 million for Tranche A bonds, which generated a loss amounting to $5 million, reported on the line “Loss on financial instruments, net” in the consolidated statement of income for the period ended December 31, 2017.

Between September 13, 2017 and October 10, 2017, bondholders exercised their conversion rights for $340 million nominal value on the total of $400 million of the Tranche B bonds.  On October 11, 2017, the Company issued a redemption notice to inform bondholders of the early redemption of the remaining $60 million nominal value of the Tranche B on November 10, 2017.  As a consequence, bondholders exercised their conversion rights for $59 million nominal value on the remaining $60 million of the Tranche B.  The remainder amount of $1 million was early redeemed in cash by the Company.  As the Company elected to net share settle the bonds, each conversion followed the process defined in the original terms and conditions of the convertible bonds, which determined the actual number of shares to be transferred upon each conversion.  As a result, the Company settled $400 million in cash and approximately 13.7 million shares from treasury shares.  The Company allocated the total consideration transferred between debt and equity by measuring at fair value the liability component of Tranche B prior to settlement then determining the equity component as a residual amount.  The liability component was measured at fair value based on a discount rate adjustment technique (income approach), which corresponded to a Level 3 fair value hierarchy measurement and consisted in calculating the present value of cash flows using an average estimated discount rate of 2.47%, which corresponds to current market rates for similar bonds that have no conversion rights.  The fair value of the liability component, as measured prior to extinguishment was $370 million for Tranche B bonds, which generated a loss amounting to $11 million, reported on the line “Loss on financial instruments, net” in the consolidated statement of income for the period ended December 31, 2017.

On July 3, 2017, the Company issued a $1.5 billion principal amount of dual tranche senior unsecured convertible bonds (Tranche A and Tranche B for $750 million each tranche), due 2022 and 2024, respectively.  Tranche A bonds were issued at 101.265% as zero-coupon bonds while Tranche B bonds were issued at par and bear a 0.25% per annum nominal interest, payable semi-annually.  The conversion price at issuance was $20.54, equivalent to a 37.5% premium on both tranches, which corresponds to 9,737 equivalent shares per each $200,000 bond par value.  The bonds are convertible by the bondholders or are callable by the issuer upon certain conditions, on a net-share settlement basis, except if the issuer elects a full-cash or full-share conversion as an alternative settlement.  The net proceeds from the bond offering were $1,502 million, after deducting issuance costs payable by the Company.  Proceeds were allocated between debt and equity by measuring first the liability component and then determining the equity component as a residual amount.  The liability component was measured at fair value based on a discount rate adjustment technique (income approach), which corresponded to a Level 3 fair value hierarchy measurement.  The fair value of the liability component at initial recognition totaled $1,266 million before allocation of issuance costs, and was estimated by calculating the present value of cash flows using a discount rate of 2.70% and 3.28% (including 0.25% per annum nominal interest), respectively, on each tranche, which were determined to be consistent with the market rates at the time for similar instruments with no conversion rights.  An amount of $242 million, net of allocated issuance costs of $1 million, was recorded in shareholders’ equity as the value of the conversion features of the instruments.  Unamortized debt discount and issuance costs on the newly issued convertible debt totaled $146 million as at December 31, 2019.  As at December 31, 2019, the Company stock price exceeded the conversion price of the convertible bonds.

Aggregate future maturities of total long-term debt (including current portion) at redemption value are as follows:

December 31,
2019
2020	173
2021	118
2022	809
2023	59
2024	807
Thereafter	252
Total	2,218

The difference between the total aggregated future maturities in the preceding table and the total carrying amount of long-term debt is due to unamortized debt discount and issuance costs on the dual tranche senior unsecured convertible bonds.

Credit facilities

The Company had unutilized committed medium-term credit facilities with core relationship banks totalling $568 million as of December 31, 2019.

The Company also has three long-term amortizing credit facilities with the European Investment Bank as part of R&D funding programs.  The first one, signed on September 27, 2010, a €350 million multi-currency loan for R&D programs in Europe, was drawn mainly in U.S.  dollars for an amount of $321 million and only partially in Euros for an amount of €100 million, of which $55 million remained outstanding as of December 31, 2019.  The second one, signed on March 12, 2013, a €350 million multi-currency loan which also supports R&D programs, was drawn in U.S.  dollars for $471 million, of which $118 million was outstanding as of December 31, 2019.  The third one, signed in August 2017, is a new long-term credit facility with the European Investment Bank for a total of €500 million in relation to R&D and capital expenditure investments in the European Union for the years 2017 and 2018.  As of December 31, 2019, the entire amount was fully drawn in Euros corresponding to $533 million outstanding as of December 31, 2019.